S000071712 [Member] Investment Strategy - Putnam Sustainable Leaders ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Principal investment strategies
Strategy Narrative [Text Block]
The fund invests mainly in common stocks of U.S. companies of any size, with a focus on companies that the Investment Manager believes exhibit a commitment to financially material sustainable business practices. The fund may also invest in non-U.S. companies. In evaluating investments for the fund, the Investment Manager views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance (“ESG”) issues. The Investment Manager identifies relevant ESG issues on a sector-specific basis using an internally developed materiality map, which is informed by the industry-specific financial materiality framework of the Sustainability Accounting Standards Board (“SASB”, now incorporated in the International Financial Reporting Standards Foundation). As part of this analysis, the Investment Manager may utilize metrics and information such as emissions data, carbon intensity, sources of energy used for operations, water use and re-use, water generation, waste and diversion from landfill, employee safety and diversity data, supplier audits, product safety, board composition, and incentive compensation structures. Stocks of companies that exhibit a commitment to financially material sustainable business practices are typically, but not always, considered to be growth stocks. Growth stocks are stocks of companies whose revenues, earnings, or cash flows are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. The Investment Manager may consider, among other factors, a company’s sustainable business practices (as described below), valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Under normal circumstances, the fund invests at least 80% of the value of its net assets in securities that meet the Investment Manager’s sustainability criteria. These criteria are based on a proprietary materiality map that is informed by the industry-specific financial materiality framework of the SASB. In applying these criteria, the Investment Manager will assign each company a proprietary ESG rating ranging from 1 to 4 (1 indicating the highest (best) ESG rating and 4 indicating the lowest (worst) ESG rating). In order to meet the Investment Manager’s sustainability criteria for purposes of this investment policy, a company must be rated 2 or 1 by the Investment Manager. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. The Investment Manager may not apply sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the Investment Manager’s sustainability criteria. In selecting each investment, the fund’s investment manager, the Investment
Manager, focuses on companies that have a demonstrated commitment to sustainable business practices in areas that are relevant and material to their long-term financial returns and risk profiles. The Investment Manager believes that companies that have exhibited such a commitment also often demonstrate potential for strong financial growth. This commitment may be reflected through ESG policies, practices, or outcomes. The fund’s approach to sustainable investing incorporates fundamental research together with consideration of ESG factors. Environmental factors include, for example, a company’s carbon intensity and use of resources like water or minerals. Sustainability measures in this area might include plans to reduce waste, increase recycling, raise the proportion of energy supply from renewable sources, or improve product design to be less resource intensive. Social factors include, for example, labor practices and supply chain management. Sustainability measures in this area might include programs to improve employee well-being, commitment to workplace equality and diversity, or improved stewardship of supplier relationships and working conditions. Corporate governance factors include, for example, board composition and executive compensation. Sustainability measures in this area might include improvements in board independence or diversity, or alignment of management incentives with the company’s strategic sustainability objectives. The Investment Manager’s integrated approach combines analysis of the growing body of ESG data and deep fundamental analysis and looks for companies that demonstrate leadership, beyond compliance, on relevant sustainability issues. The characteristics that the Investment Manager may use when considering sustainability leadership include:
(1) Materiality. The company is focused on sustainability issues that are relevant to long term business success.
(2) Creativity and proactiveness. The company’s sustainability characteristics go beyond compliance to demonstrate heightened commitment.
(3) Transparency. The company’s goals are specific, with candid and consistent progress reporting.
(4) Impact. The sustainability characteristics create benefits that are meaningful both at the company and more broadly.
The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (“Order”) and does not publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the fund but is not the fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the fund’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (“Representative ETFs”); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see “Additional information about the fund — Tracking basket structure” in the prospectus.
The fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of net asset value per share at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the fund’s actual portfolio in percentage terms.